Share-based Compensation	3 Months Ended
Mar. 31, 2023
Share-Based Payment Arrangement [Abstract]
Share-based payments

10. Share-based Compensation

The Company operates two share-based employee compensation plans: the 2018 Pi Jersey Topco Limited Plan ("2018 Plan") for which a majority of the shares vested upon completion of the Transaction (See Note 1) and the 2021 Omnibus Incentive Plan ("2021 Plan"). The 2021 Plan serves as the successor to the 2018 Plan. The 2021 Plan became effective as of March 30, 2021 upon closing of the Transaction. Outstanding awards under the 2018 Plan continue to be subject to the terms and conditions of the 2018 Plan. No additional awards are expected to be granted in the future under the 2018 Plan. Share based compensation expense recognized during the three months ended March 31, 2023 and 2022 under both plans was $7,216 and $13,970. As of March 31, 2023, unrecognized stock-based compensation expense was $56,516.

2021 Omnibus Incentive Plan (“2021 Plan”)

There are 10,580,754 shares authorized for award under the 2021 Plan. Under the 2021 Plan, restricted stock units (“RSUs”) that have a service condition only, generally vest ratably over three years. Performance restricted stock units (“PRSUs”) generally vest at the end of one to three years. The number of PRSUs that vest is variable depending upon the probability of achievement of certain internal performance targets and may vest between 0% and 200% of the target share amount. We did not record compensation expense for certain PRSUs during the three months ended March 31, 2023 as the performance criteria for such awards were not expected to be achieved and the ultimate vesting of the awards was not probable as of such date.

Certain PRSUs were granted in the prior year which were liability-classified share-based payment awards under ASC 718 as the value of the award was fixed and would be settled in a variable number of shares. These awards were settled during the three months ending March 31, 2023 which resulted in conversion of the full liability to additional paid in capital in the unaudited condensed consolidated statement of shareholder's equity. This conversion of $6,276 represents a noncash investing and financing activity within the unaudited condensed consolidated statement of cash flow.

The following table summarizes restricted stock unit activity during the three months ended March 31, 2023.

	Restricted Stock Units	Weighted average grant date fair value
Nonvested as of December 31, 2022	2,859,385	$45.95
Granted (1)	105,632	$18.33
Vested (2)	(713,203)	$24.06
Forfeited	(210,738)	$58.34
Performance adjustments (3)	60,977	$-
Nonvested as of March 31, 2023	2,102,053	$45.47

(1)
Represents RSUs and PRSUs based on performance target achievement of 100%.
(2)
Represents the number of shares vested and distributed during the period. The total grant date fair value of units vested was 17,710.
(3)
Represents the adjustment to the number of PRSUs distributed based on actual performance compared to target.

Stock options

There were no stock options granted during the three months ended March 31, 2023 and 2022. There are 166,666 stock options outstanding as of March 31, 2023. The exercise price of each option is based on either one or two times the fair market value of the Company’s stock at the date of grant. The options have a contractual ten-year life and vest annually in equal increments over three years.

Share based compensation liability (2018 Plan)

Certain employee equity-based awards were modified in conjunction with the Transaction. Their settlement terms changed such that instead of Topco's shares, the awardees received Paysafe Limited common shares as well as Topco’s shares. The modification resulted in a change in the classification of the modified awards, with the Topco shares being accounted for as a liability-classified share-based payment award under ASC 718 as they will be settled in cash. The corresponding liability was measured at fair value at the modification date (i.e. the Transaction date), and subsequently it will be remeasured at fair value at each reporting date, with changes in its value reported as share-based compensation expense. The awards settled in Paysafe Limited common shares continue to be accounted for as equity-based awards.

At March 31, 2023 and December 31, 2022, the share-based compensation liability was $6,190 and $9,237 which is classified as a current or non-current liability within the unaudited condensed consolidated statements of financial position based on the expected timing of the redemption of shares. During the three months ended March 31, 2023, the liability decreased by $3,707 related to the redemption of shares and increased by $660 related to fair value loss. The redemption is recorded as a contribution from Topco in the unaudited condensed consolidated statement of shareholder's equity. This redemption represents a noncash investing and financing activity within the unaudited condensed consolidated statement of cash flow.

Preference Shares

We have authorized 233,333,333 shares in the Company that have not yet been issued, the rights and restrictions attached to which are not defined by the Company bylaws. Pursuant to the Company bylaws, preference shares may be issued by the Company from time to time, and the Company Board is authorized (without any requirement for further shareholder action) to determine the rights, preferences, powers, qualifications, limitations and restrictions attached to those shares.